Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Right-of-Use Asset Operating/Finance Lease by Category
Right-of-use assets consist of the following leases:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2020	2021	2020	2021
Properties	158.2	144.4	130.7	5.3
Cars	7.6	6.7	—	—
Equipment	—	—	34.1	—
Warehouses	11.0	7.5	—	—
Other	3.3	0.9	—	—
Right-of-use assets	180.1	159.5	164.8	5.3
Lease liabilities are split between current and non-current:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2020	2021	2020	2021
Current	46.5	43.7	4.7	2.9
Non-current	129.8	118.0	8.1	2.3
Lease liabilities	176.3	161.7	12.8	5.2

Schedule of lease cost
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2021	2019	2020	2021
Properties	48.2	47.6	49.3	2.8	4.1	2.9
Cars	8.1	5.5	4.8	—	—	—
Equipment	—	—	—	4.5	7.0	—
Warehouses	4.5	6.6	3.0	—	—	—
Other	12.4	5.9	2.4	—	—	—
Depreciation charge right-of-use assets	73.2	65.6	59.5	7.3	11.1	2.9
The total cash flows relating to the lease liabilities are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2021	2019	2020	2021
Total Cash Flows	73.2	58.8	64.3	2.8	2.9	4.6
The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2021	2019	2020	2021
Weighted average remaining lease term (months)	70	65	64	230	243	86
Weighted average discount rate (%)	2.2%	2.0%	2.0%	0.7%	0.5%	0.5%